Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 9 — INTANGIBLE ASSETS, NET

The Company states intangible assets at cost less accumulated amortization. Amortization expenses were $33,472, $29,683 and $30,370 for the years ended December 31, 2023, 2022 and 2021, respectively.

	December 31, 2023	December 31, 2022
Software	$248,815	$160,730
Less: accumulated amortization	(145,370)	(115,333)
Intangible assets, net	$103,445	$45,397

The estimated future amortization expenses are as follows:

Twelve months ending December 31,	Estimated Amortization Expense
2024	$32,401
2025	20,122
2026	19,106
2027	18,549
2028	13,267
Total	$103,445